Right-of-Use Assets and Operating Lease Liabilities - Schedule of Lease Cash Flow and Other Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Cash outflows from operating lease	$ 118,797	$ 77,394	$ 40,975
Right-of-use assets obtained in exchange for operating lease liabilities	$ 657,331		$ 115,838
Remaining lease term for operating leases (years)	2 years 6 months 7 days	9 months 29 days	1 year 9 months 29 days
Weighted average discount rate for operating leases	2.75%	3.61%	3.43%